Equity Investment Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Equity Investment Disclosure

11.Equity Investment

During the year ended December 31, 2018, the Company purchased 56,000 common shares in Kbridge Resources Development (“KRD”), a company related to the former CEO, representing 28.57% ownership of KRD, for $256,560 (CAD $350,000).

On March 20, 2019, the former CEO of the Company sold a further 38,000 common shares in KRD to the Company for $6,608 (CAD $8,800). The Company’s ownership in KRD increased to 47.96%.

The continuity of the Company’s investment in KRD is as follows:

Purchase of equity investment	$256,560
Share of loss of equity investee	(229,526)

Balance at December 31, 2019	$27,034
Share of loss of equity investee	(27,034)
Balance at December 31, 2020 and 2021	$-

Summary financial information of KRD on a gross basis for the year ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
As at	$	$
Current assets	521,307	290,130
Non-current assets	-	828,754
Current liabilities	(590,519)	(832,521)
Non-current liabilities	-	(597,103)
Net assets	(69,212)	(310,740)

	December 31, 2021	December 31, 2020
Year ended	$	$
Revenue	-	972,776
Expenses	(124,314)	(869,590)
Income (Loss) for the year	(124,314)	103,186